Summary of Significant Accounting Policies - Expected Recognition of Deferred Revenue (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Expected recognition of deferred revenue	$ 10,898
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognition of deferred revenue	10,898
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Accounting Policies [Abstract]
Expected recognition of deferred revenue	10,675
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognition of deferred revenue	$ 10,675
Deferred revenue, remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Accounting Policies [Abstract]
Expected recognition of deferred revenue	$ 223
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognition of deferred revenue	$ 223
Deferred revenue, remaining performance obligation, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Accounting Policies [Abstract]
Expected recognition of deferred revenue	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognition of deferred revenue	$ 0
Deferred revenue, remaining performance obligation, period